Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Financial Liabilities Portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 240	£ 364
Gains recognised in the income statement within other income	(24)	(57)
Redemptions	(13)	(24)
Balance at end of period	203	283
Financial liabilities at fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	33	45
Gains recognised in the income statement within other income	(2)	(2)
Redemptions	(2)	(5)
Balance at end of period	29	38
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	(2)	0
Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	207	319
Gains recognised in the income statement within other income	(22)	(55)
Redemptions	(11)	(19)
Balance at end of period	174	245
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	(5)	0
Financial liabilities carried at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	£ (7)	£ 0